Debt - Schedule of Debt Interest Rate (Detail) (Senior Secured Credit [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Term Loan B [Member]
Debt Instrument [Line Items]
Debt variable rate		4.00%
Term Loan B Incremental Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt variable rate		3.50%
Term Loan C [Member]
Debt Instrument [Line Items]
Debt variable rate		3.00%
Eurocurrency Borrowings [Member] | Term Loan B [Member] | Prior To Repricing Amendments
Debt Instrument [Line Items]
Debt variable rate	4.00%	4.00%
Floor	1.25%	1.25%
Eurocurrency Borrowings [Member] | Term Loan B [Member] | Subsequent To Repricing Amendments
Debt Instrument [Line Items]
Debt variable rate	3.25%
Floor	1.00%
Eurocurrency Borrowings [Member] | Term Loan B Incremental Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt variable rate	3.50%	3.50%
Floor	1.00%	1.00%
Eurocurrency Borrowings [Member] | Term Loan C [Member]
Debt Instrument [Line Items]
Debt variable rate	3.00%	3.00%
Floor	1.00%	1.00%
Eurocurrency Borrowings [Member] | Revolver L+3.75% Due 2018 [Member]
Debt Instrument [Line Items]
Debt variable rate	3.75%	3.75%
Eurocurrency Borrowings [Member] | Revolver L Plus Three Percent Two Thousand Nineteen [Member]
Debt Instrument [Line Items]
Debt variable rate	3.00%
Base Rate | Term Loan B [Member] | Prior To Repricing Amendments
Debt Instrument [Line Items]
Debt variable rate	3.00%	3.00%
Floor	2.25%	2.25%
Base Rate | Term Loan B [Member] | Subsequent To Repricing Amendments
Debt Instrument [Line Items]
Debt variable rate	2.25%
Floor	2.00%
Base Rate | Term Loan B Incremental Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt variable rate	2.50%	2.50%
Floor	2.00%	2.00%
Base Rate | Term Loan C [Member]
Debt Instrument [Line Items]
Debt variable rate	2.00%	2.00%
Floor	2.00%	2.00%
Base Rate | Revolver L+3.75% Due 2018 [Member]
Debt Instrument [Line Items]
Debt variable rate	2.75%	2.75%
Base Rate | Revolver L Plus Three Percent Two Thousand Nineteen [Member]
Debt Instrument [Line Items]
Debt variable rate	2.00%